Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2016
Entity Registrant Name	dei_EntityRegistrantName	EGA Emerging Global Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001450501
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2016
Prospectus Date	rr_ProspectusDate	Jul. 29, 2016
EGShares Beyond BRICs ETF | EGShares Beyond BRICs ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BBRC
EGShares EM Core ex-China ETF | EGShares EM Core ex-China ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XCEM
EGShares EM Quality Dividend ETF | EGShares EM Quality Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILO
EGShares EM Strategic Opportunities ETF | EGShares EM Strategic Opportunities ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMDD
EGShares Emerging Markets Consumer ETF | EGShares Emerging Markets Consumer ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECON
EGShares Emerging Markets Core ETF | EGShares Emerging Markets Core ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMCR
EGShares India Consumer ETF | EGShares India Consumer ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INCO
EGShares India Infrastructure ETF | EGShares India Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INXX
EGShares India Small Cap ETF | EGShares India Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCIN
EGShares Asia Consumer Demand ETF | EGShares Asia Consumer Demand ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACON
EGShares EM Equity Value ETF | EGShares EM Equity Value ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMVL
EGShares Emerging Markets Core Balanced ETF | EGShares Emerging Markets Core Balanced ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRBL
EGA Beyond BRICs Opportunities Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BBRAX
EGA Beyond BRICs Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BBRIX
EGA Emerging Markets Consumer Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECNAX
EGA Emerging Markets Consumer Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECNIX
EGA Emerging Markets Core Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EGCRX
EGA Emerging Markets Core Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EGCIX